STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS [Abstract]
Summary of Transactions for Stock Options and Warrants
	Stock Options		Warrants
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Issued	7,245	3.45	1,690	9.75
Expired	(7,136)	13.55	(1,167)	15.00
Exercised	-	-	-	-

Outstanding at March 31, 2015	448,710	$7.47	501,245	$7.94

	Stock Options		Warrants
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Outstanding at December 31, 2012	168,856	$6.75	468,431	$9.75

Issued	239,816	6.75	343,196	9.00
Expired	(15,467)	18.00	(111,025)	13.50
Exercised	(7,472)	0.75	(238,682)	8.25

Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Summary of Status of Options and Warrants Outstanding
Range of Prices	Shares	Weighted Remaining Life
Options
$0.75	7,333	6.27
$3.45	7,245	10.00
$4.875	134	7.95
$5.25	2,031	7.44
$5.625	192,000	7.96
$5.925	23,206	7.97
$6.00	123,998	7.38
$6.50	3,845	9.76
$6.600	5,332	6.82
$8.250	3,636	9.51
$9.9375	3,019	8.29
$10.500	3,238	8.29
$11.25	13,666	7.85
$12.75	3,401	9.03
$13.875	2,160	9.01
$15.00	3,334	8.97
$17.25	40,261	8.94
$18.75	3,334	8.90
$20.25	4,940	8.76
$21.75	1,336	8.53
$23.850	1,260	8.51
	448,710
Warrants
$0.75	400	0.69
$6.00	102,857	2.96
$9.00	2,666	2.82
$9.75	63,232	4.23
$11.25	204,201	2.77
$12.375	71,257	4.36
$12.38	5,557	4.61
$13.50	4,444	3.22
$14.850	23,612	3.17
$20.25	1,481	3.88
$24.375	21,538	3.85
	501,245

	Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
	$0.75	7,333	6.52
	$4.875	134	8.20
	$5.25	2,031	7.62
	$5.625	192,000	8.21
	$5.925	23,206	8.22
	$6.00	123,998	7.63
	$6.50	3,845	10.00
	$6.60	5,332	7.07
	$8.25	3,636	9.76
	$9.9375	3,019	8.54
	$10.50	3,238	8.54
	$11.25	13,666	8.08
	$12.75	10,069	9.29
	$13.875	2,160	9.25
	$15.00	3,334	9.22
	$17.25	40,261	9.19
	$18.75	3,335	9.15
	$20.25	4,940	9.01
	$21.75	1,336	8.77
	$23.85	1,260	8.75
	$24.75	334	8.73
	$25.6125	134	8.49
Total		448,601

Warrants:
	$0.75	400	0.94
	$6.00	102,857	3.20
	$9.00	2,666	3.07
	$11.25	204,200	3.02
	$12.375	71,257	4.61
	$12.38	5,557	4.85
	$13.50	4,444	3.47
	$14.85	23,612	3.41
	$15.00	1,168	0.09
	$20.25	1,481	4.13
	$24.375	83,080	4.46
Total		500,722

Schedule of Listing of Stock Options and Warrants
Stock Options:
Year	Shares	Price
2011	11,666	$0.75
2012	126,029	5.25 - 6.00
2013	238,088	4.875 - 23.85
2014	65,681	6.50 - 18.75
2015	7,245	3.45
Total	448,710	$75 - 23.85

Warrants:
Year	Shares	Price
2010	400	0.75
2011	-	-
2012	70,201	11.25
2013	267,579	6.00- 14.85
2014	161,375	9.75 - 24.375
2015	1,690	$9.75
Total	501,245	$0.75 - 24.375

Stock Options:
Year	Shares	Price
2011	11,666	.75
2012	126,029	5.25 – 6.00
2013	238,556	4.875 – 25.613
2014	72,350	6.50 – 18.75
Total	448,601	$.75 – 25.613

Warrants:
Year	Shares	Price
2010	400	.75
2012	71,368	11.25 – 15.00
2013	267,579	6.00 – 14.85
2014	161,375	12.375 – 24.375
Total	500,722	$.75 – 24.375